UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22748

YCG Funds
(Exact name of registrant as specified in charter)

11701 Bee Cave Road, Suite 217
Austin, TX 78738
(Address of principal executive offices) (Zip code)

Will Kruger
YCG Funds
11701 Bee Cave Road, Suite 217
Austin, TX 78738
 (Name and address of agent for service)

(512) 505-2347
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Schedule of Investments
February 28, 2015 (Unaudited)
YCG Enhanced Fund

	Shares	Value
COMMON STOCKS - 86.24%
Beverages - 13.58%
Coca-Cola Co.	140,776	$6,095,601
PepsiCo., Inc.	62,535	6,189,714
		12,285,315
Capital Markets - 2.14%
The Charles Schwab Corp.	66,000	1,936,440
Commercial Banks - 5.81%
Sberbank of Russia - ADR	304,337	1,566,118
Wells Fargo & Co.	67,418	3,693,833
		5,259,951
Communications Equipment - 0.86%
Cisco Systems, Inc.	26,366	778,061
Diversified Financial Services - 5.04%
MSCI, Inc.	81,286	4,560,958
Diversified Telecommunication Services - 4.06%
Verizon Communications, Inc.	74,312	3,674,728
Food & Staples Retailing - 1.86%
CVS Health Corp.	16,155	1,678,020
Food Products - 10.14%
The Hershey Co.	21,164	2,196,400
Unilever NV - ADR	160,409	6,972,979
		9,169,379
Health Care Providers & Services - 3.33%
Anthem, Inc.	9,369	1,372,090
Express Scripts Holding Co. (a)	19,351	1,640,771
		3,012,861
Household Products - 12.58%
Colgate-Palmolive Co.	73,671	5,217,380
Procter & Gamble Co. (b)	72,352	6,159,326
		11,376,706
Insurance - 5.02%
Aon PLC	45,270	4,543,297
Internet Software & Services - 1.73%
eBay, Inc. (a)	16,100	932,351
Google, Inc. - Class A (a)	463	260,498
Google, Inc. - Class C (a)	663	370,219
		1,563,068
IT Services - 8.29%
Mastercard, Inc.	45,680	4,117,138
Western Union Co.	173,342	3,383,636
		7,500,774
Media - 4.69%
Discovery Communications, Inc. (a)	59,920	1,828,159
Twenty-First Century Fox, Inc.	69,055	2,416,925
		4,245,084

Software - 7.11%
Microsoft Corp.		59,173	2,594,736
Oracle Corp.		87,485	3,833,593
			6,428,329
TOTAL COMMON STOCKS (Cost $63,765,778)			78,012,971
Total Investments (Cost $63,765,778) - 86.24%			78,012,971
Other Assets in Excess of Liabilities - 13.76%			12,445,628
TOTAL NET ASSETS - 100.00%			$90,458,599

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Non-Income Producing
(b)	A portion of this security is pledged as collateral on written options. As of February 28, 2015, the value of the collateral is $2,553,900.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:
Cost of investments		$63,765,778
Gross unrealized appreciation		15,109,752
Gross unrealized depreciation		(862,559)
Net unrealized appreciation		$14,247,193

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classifcation Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Schedule of Options Written
2/28/2015 (Unaudited)
	Contracts	Value
PUT OPTIONS
Anthem, Inc.
Expiration: March, 2015; Exercise Price: $130.00	25	$750
Expiration: March, 2015; Exercise Price: $135.00	10	500
Aon PLC
Expiration: April, 2015; Exercise Price: $95.00	82	7,995
Expiration: April, 2015; Exercise Price: $100.00	32	7,200
CVS Health Corp.
Expiration: May, 2015; Exercise Price: $100.00	100	16,100
eBay, Inc.
Expiration: April, 2015; Exercise Price: $55.00	51	3,417
Expiration: April, 2015; Exercise Price: $60.00	139	38,642
Express Scripts Holding Co.
Expiration: March, 2015; Exercise Price: $87.50	31	9,765
Expiration: May, 2015; Exercise Price: $87.50	213	97,980
Google, Inc.
Expiration: March, 2015; Exercise Price: $510.00	7	280
Expiration: March, 2015; Exercise Price: $515.00	5	280
Expiration: April, 2015; Exercise Price: $540.00	6	5,700
Mastercard, Inc.
Expiration: April, 2015; Exercise Price: $85.00	163	15,485
Microsoft Corp.
Expiration: April, 2015; Exercise Price: $43.00	18	1,134
Expiration: April, 2015; Exercise Price: $47.00	203	64,960
Expiration: May, 2015; Exercise Price: $44.00	46	7,452
The Charles Schwab Corp.
Expiration: March, 2015; Exercise Price: $27.00	376	4,700
Twenty-First Century Fox, Inc.
Expiration: April, 2015; Exercise Price: $33.00	40	1,900
Expiration: April, 2015; Exercise Price: $34.00	41	2,972
Expiration: April, 2015; Exercise Price: $35.00	30	3,525
Expiration: April, 2015; Exercise Price: $36.00	403	69,518
Western Union Co.
Expiration: May, 2015; Exercise Price: $20.00	125	14,375
Total Options Written (Premiums received $707,759)		$374,630

Valuation Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2015:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks*	$78,012,971	$-	$-	$78,012,971

Liabilities
Other Financial Instruments**
Options Written	$374,630	$-	$-	$374,630

* Please refer to the schedule of investments to view securities by industry type.
** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written, which are reflected at value.

The Fund did not invest in any Level 3 investments during the period. There were no transfers into or out of Levels 1 or 2 during the period.
It is the Fund's policy to consider transfers into or out of Leval 1 and Level 2 as of the end of the reporting period.

Derivative Instruments and Hedging Activities
The Fund has adopted derivative instruments disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund's results of operations and financial position.

The Fund may write put options and covered call options on a substantial portion of the Fund's long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions. The Fund will not use this strategy as a menas of generating implicit leverage. In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares. During the period, the YCG Enhanced Fund used written  covered call and put options in a manner consistent with the strategy described above.

Balance Sheet -- Values of Derivative Instruments as of February 28, 2015:

	Liability Derivatives
Derivatives not accounted for as hedging instruments	Location	Value
Equity Contracts - Options	Options Written, at value	$374,630
Total		$374,630

The average monthly market value of options written during the period ended February 28, 2015 was $437,391.

Derivative Risks
The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  YCG Funds

By (Signature and Title)   /s/ Brian Yacktman
                                                   Brian Yacktman, President

Date           April 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Brian Yacktman
                                                     Brian Yacktman, President

Date           April 13, 2015

By (Signature and Title)*    /s/ William Kruger
                                                      William Kruger, Treasurer

Date           April 13, 2015

* Print the name and title of each signing officer under his or her signature.